Cover	Jan. 10, 2022
Cover [Abstract]
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 10, 2022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	000-30415
Entity Tax Identification Number	87-0699977
Entity Address Address Line 1	2804 Orchard Lake Road
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Keego Harbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48320
City Area Code	248
Local Phone Number	452-9866
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIVO
Security Exchange Name	NASDAQ